CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (Scenario, Previously Reported [Member], USD $)	Feb. 02, 2013	Mar. 03, 2012
Scenario, Previously Reported [Member]
Preferred stock, par value (in dollars per share)	$ 1.00	$ 1.00
Preferred stock, Authorized shares	400,000	400,000
Preferred stock, Issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, Authorized shares	1,000,000,000	1,000,000,000
Common stock, Issued shares	338,276,000	341,400,000
Common stock, outstanding shares	338,276,000	341,400,000